Property, plant and equipment, net (Schedule of Interest Incurred) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Property, Plant and Equipment [Line Items]
Interest cost capitalized	$ 205	1,274
Interest cost charged to income	11,286	70,097	3,287	2,606
Total interest cost incurred	$ 11,491	71,371	3,287	2,606